Trade receivables - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Trade receivables [Line Items]
Change in provisions for credit losses	₨ 1,001	₨ 389
Unbilled Revenue	₨ 6,547	₨ 5,840
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Trade receivables [Line Items]
Trade receivables, collection period	7 days
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Trade receivables [Line Items]
Trade receivables, collection period	60 days